Shareholders' equity and share-based payments - Variation of the number of shares composing the share capital (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments shares	Dec. 31, 2018 EquityInstruments shares	Dec. 31, 2017 EquityInstruments shares	Dec. 31, 2016 shares
Variation of the number of shares composing the share capital
Common shares issued as of the end of the period	2,601,881,075
Treasury shares	15,474,234	32,473,281	8,376,756	10,587,822
Common shares issued
Variation of the number of shares composing the share capital
Common shares issued as of the beginning of the period	2,640,602,007	2,528,989,616	2,430,365,862
Capital increase reserved for employees	10,047,337	9,354,889	9,532,190
Capital increase as payment of the scrip dividend	16,076,936	47,229,037	86,442,256
Exercise of TOTAL share subscription options | EquityInstruments	264,230	2,096,571	2,649,308
Issuance of shares in consideration for the acquisition of Maersk Olie og Gas A/S		97,522,593
Cancellation of treasury shares	(65,109,435)	(44,590,699)
Common shares issued as of the end of the period	2,601,881,075	2,640,602,007	2,528,989,616